Risk Report - Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2023
Liquidity Risk [Abstract]
Global All Currency Daily Stress Testing Results [text block table]	Global All Currency Daily Stress Testing Results Dec 31, 2023 Dec 31, 2022 in € bn. FundingGap¹ GapClosure² Net LiquidityPosition FundingGap¹ GapClosure² Net LiquidityPosition Systemic market risk 123 242 119 120 234 114 1 notch downgrade (DB specific) 38 180 142 90 234 145 Severe downgrade (DB specific) 161 259 97 154 251 97 Combined³ ⁴ 203 261 58 206 254 48 1 Funding gap caused by impaired rollover of liabilities and other projected outflows 2 Based on liquidity generation through Liquidity Reserves and other business mitigants 3 Combined impact of systemic market risk and severe downgrade